Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	$ 29,647	$ 0
Pre-launch inventory expensed as research and development	26,794
Inventory Written- down	$ 0